Other Long-Term Assets (Details) - Schedule of Other Long-Term Assets - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Long-Term Assets [Line Items]
Pension benefits (Note 32)	$ 40,624	$ 47,312
Other	302	302
Prepaid expenses		116
Deferred charges (Note 13)		247
Other long-term assets	$ 40,926	$ 47,977